Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 83.2%

California — 80.8%

County/City/Special District/School District — 22.4%
Anaheim California Union High School District, GO, Election of 2014, 4.00%, 08/01/42	$4,000	$4,275,040
California Statewide Communities Development Authority, RB, Special Assessment, Statewide Community Infrastructure Program, Series A(a):
5.00%, 09/02/39	200	223,350
5.00%, 09/02/44	115	127,074
5.00%, 09/02/48	115	126,660
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,500
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,659,110
6.50%, 05/01/42	1,860	2,030,599
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 07/01/42	4,000	4,740,880
Green Bond, 5.00%, 07/01/44	2,000	2,407,700
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,846,650
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,440	2,640,251
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,216,430
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	3,500	4,203,360
Mount San Antonio Community College District, GO, Refunding, Election of 2018, Series A, 5.00%, 08/01/44	9,000	10,960,920
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(b)	5,000	5,979,900
San Francisco Bay Area Rapid Transit District, GO, Election of 2016, Green Bonds, Series A, 4.00%, 08/01/42	7,875	8,487,990
Tracy Community Facilities District, Special Tax Bonds, Series 1:
5.00%, 09/01/38	230	255,314
5.00%, 09/01/43	350	387,229

Security	Par (000)	Value

County/City/Special District/School District (continued)
5.00%, 09/01/48	$385	$425,302
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,906,092
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,862,275
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	4,420	4,812,275

		72,581,901

Education — 6.7%
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(b)	2,500	2,603,550
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(b)	2,750	3,076,507
California Municipal Finance Authority, Refunding RB, William Jessup University(a):
5.00%, 08/01/39	290	313,629
5.00%, 08/01/48	350	373,972
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,687,725
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,384,840
Value Schools, 6.65%, 07/01/33	595	663,824
Value Schools, 6.90%, 07/01/43	1,330	1,479,186
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/41	2,000	2,318,020
University of California, Refunding RB, General, Series AZ, 5.00%, 05/15/43	5,000	5,957,500

		21,858,753

Health — 14.6%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,479,589

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Sutter Health, Series B, 6.00%, 08/15/20(b)	$7,530	$7,961,845
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	10,000	10,071,600
Sutter Health, Series B, 5.00%, 11/15/46	8,130	9,337,468
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.50%, 12/01/58(c)	625	710,182
Sutter Health, Series A, 6.00%, 08/15/20(b)	8,110	8,575,108

		47,135,792

Housing — 1.9%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(c)	2,365	2,513,096
County of Santa Clara California Housing Authority, RB, M/F, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,509,030

		6,022,126

State — 6.2%
State of California, GO, Refunding:
Various Purpose, 5.00%, 09/01/35	10,115	11,973,429
Various Purposes, 5.00%, 11/01/36	2,000	2,404,500
Various Purpose, 5.25%, 10/01/39	3,500	4,124,960
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,719,543

		20,222,432

Tobacco — 5.1%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	774,953
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	10,640	10,413,262
Series A-2, 5.00%, 06/01/47	325	318,074

Security	Par (000)	Value

Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	$4,320	$4,345,186
5.13%, 06/01/46	605	605,702

		16,457,177

Transportation — 15.3%
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.25%, 05/01/33	1,440	1,605,902
5.00%, 05/01/42	3,550	4,095,706
City & County of San Francisco California Port Commission, RB, Series A, 5.13%, 03/01/40	5,075	5,200,099
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	3,910	4,525,708
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/36	2,365	2,723,463
Los Angeles International Airports, Series A, 5.25%, 05/15/38	1,670	2,009,093
Subordinate, Series C, 5.00%, 05/15/44	3,665	4,250,447
City of Los Angeles California Department of Airports, Refunding ARB, Subordinate, Series A, AMT, 5.00%, 05/15/37	5,000	5,997,450
City of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/41	1,300	1,544,803
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	1,000	1,061,840
5.75%, 03/01/34	1,000	1,062,580
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 6.25%, 03/01/34	1,400	1,502,718
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/37	3,000	3,545,970

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	$8,290	$9,587,551
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/36	750	889,673

		49,603,003

Utilities — 8.6%
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	3,440	4,020,775
City of Los Angeles California Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/43	6,000	7,211,460
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(b)	2,645	2,887,097
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	6,103,056
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	2,420	2,611,858
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	4,420	5,140,681

		27,974,927

Total Municipal Bonds in California		261,856,111

Puerto Rico — 2.4%

State — 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	29	29,420
4.75%, 07/01/53	1,173	1,120,332

Security	Par (000)	Value

State (continued)
5.00%, 07/01/58	$2,570	$2,532,889

		3,682,641

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	95	96,059

Utilities — 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,185	2,149,494
6.00%, 07/01/38	1,740	1,742,175

		3,891,669

Total Municipal Bonds in Puerto Rico		7,670,369

Total Municipal Bonds — 83.2% (Cost — $257,635,801)		269,526,480

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 82.5%

County/City/Special District/School District — 32.1%
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,259,482
5.00%, 12/01/44	14,095	15,922,002
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(e)	9,681	10,132,264
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	3,829	3,871,358
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,395,179
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	7,734	7,807,486
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 08/01/21(b)	15,520	16,759,583

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	$10,000	$12,020,300

		104,167,654

Education — 26.5%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	9,775	11,324,524
5.00%, 11/01/42(e)	13,430	15,788,979
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,676,715
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,001	5,739,148
Series AZ, 5.00%, 05/15/43(e)	12,000	14,291,220
Series I, 5.00%, 05/15/40	21,875	24,949,786

		85,770,372

Health — 13.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,514,810

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	$26,870	$30,124,897

		42,639,707

State — 4.1%
State of California, GO, Refunding, Various Purpose, Bid Group, 5.00%, 08/01/37	10,975	13,317,421

Transportation — 3.5%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,045	11,272,653

Utilities — 3.1%
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.00%, 06/01/19(b)	9,870	9,898,524

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 82.5% (Cost — $258,111,202)		267,066,331

Total Long-Term Investments — 165.7% (Cost — $515,747,003)		536,592,811

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.89%(f)(g)	1,668,908	1,669,242

Total Short-Term Securities — 0.5% (Cost — $1,669,242)		1,669,242

Total Investments — 166.2% (Cost — $517,416,245)		538,262,053

Other Assets Less Liabilities — 3.4%		11,962,899

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.9)%		(120,376,197)

VRDP Shares at Liquidation Value — (32.7)%		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$323,948,755

(a)	When-issued security.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 18, 2020 to May 15, 2026 is $18,469,609.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	1,668,908	1,668,908	$1,669,242	$9,700	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,452,423	(5,452,423)	—	—	3,973	(331)	(214)

				$1,669,242	$13,673	$(331)	$(214)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, theFund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	89	06/19/19	$11,007	$(64,655)
Long U.S. Treasury Bond	126	06/19/19	18,581	(54,905)
5-Year U.S. Treasury Note	11	06/28/19	1,272	(2,335)

				$(121,895)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$536,592,811	$—	$536,592,811
Short-Term Securities	1,669,242	—	—	1,669,242

	$1,669,242	$536,592,811	$—	$538,262,053

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(121,895)	$—	$—	$(121,895)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(119,600,027)	$—	$(119,600,027)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(225,500,027)	$—	$(225,500,027)

7